Crypto Assets (Tables)	12 Months Ended
Dec. 31, 2025
Crypto Assets [Abstract]
Schedule of Significant Crypto Asset Holdings

The following table presents the Company’s significant crypto asset holdings as of December 31, 2025:

Bitcoin holdings	31-Dec-24	31-Dec-25
Number of bitcoin held	67	43
Carrying basis - per bitcoin	$59,937	$101,791
Fair value - per bitcoin	$93,765	$88,301
Carrying basis of bitcoin	$4,009	$4,393
Fair value of bitcoin	$6,268	$3,808

Others crypto assets holding	31-Dec-24	31-Dec-25
Number of other crypto assets held	10,882	931
Carrying basis of other crypto assets	$202	$68
Fair value of other crypto assets	$221	$61

USDT holdings	31-Dec-24	31-Dec-25
Number of USDT held	415,770	90,163
Carrying basis - USDT	1	1
Fair value - per USDT	1	1
Carrying basis of USDT	416	90
Fair value of USDT	416	90

Schedule of Condensed Consolidated Statements of Operations

The following tables present a summary of the impacts of the adoption of ASU 2023-08, on the Company’s Condensed Consolidated Statements of Operations provided during the year ended December 31, 2025.

	BTC	USDT	Others
Beginning Balance: Crypto assets, on January 1, 2025	6,268	416	221
Addition of crypto assets	1,411	90	—
Disposition of crypto assets	(3,286)	(416)	(160)
Unrealized gain on crypto assets	(585)	—	—
Crypto assets on December 31, 2025	$3,808	$90	$61